Pension Plans and Other Benefit Plans - Components of the costs for the defined benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Pension Plans and Other Benefit Plans
Current service cost	€ 5	€ 5
Net interest expenses	3	3
Total expenses recognised in profit and loss	8	8
Actuarial (gains)/losses due to experience adjustments	(2)	(2)
Actuarial (gains)/losses due to changes in financial assumptions	(4)	(1)
Revaluation recognised directly in other comprehensive income	(6)	(3)	€ 3
Defined benefit costs	€ 2	€ 5

[1]	(See Note 2.d)